INVENTORY (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 0	$ 903
Work-in-progress	2,980	471
Finished goods	165	579
Total Inventory	$ 3,145	$ 1,953